FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Risk Management (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($) $ / bbl	Dec. 31, 2020 CAD ($) $ / bbl	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2018 CAD ($)
Risk Management Strategy Related to Hedge Accounting
Forward starting swaps		$ 1,643		$ 2,737
Weighted average interest rate on total debt		5.30%	4.80%	4.80%
Cash and cash equivalents		$ 1,960		$ 1,885			$ 2,221
Total credit facilities				11,074
Total unutilized credit facilities				$ 6,350
Secured long-term debt
Risk Management Strategy Related to Hedge Accounting
Additional credit facilities					$ 300.0	$ 2.5
Commodity Price Risk
Risk Management Strategy Related to Hedge Accounting
Increase in price per barrel of crude oil | $ / bbl			10	10
Increase (decrease) in pre-tax earnings for the company's outstanding derivative financial instruments	$ 95	(46)
Foreign Currency Exchange Risk
Risk Management Strategy Related to Hedge Accounting
Strengthening in the Cdn$ relative to the US$	1.00%
Gains (losses) on change in value of foreign currency basis spreads, net of tax	$ 182	146
Liquidity Risk
Risk Management Strategy Related to Hedge Accounting
Cash and cash equivalents				$ 1,900
Total credit facilities				11,100
Total unutilized credit facilities				$ 6,400
Unused capacity under a Canadian debt shelf prospectus			$ 5,000.0
Unused capacity under Canadian and U.S. universal shelf prospectus			$ 5,000.0
Variable interest rates | Interest Rate Risk
Risk Management Strategy Related to Hedge Accounting
Increase in interest rates	1.00%
Increase (decrease) in pre-tax earnings from increase in interest rates	$ (17)	$ (2)
Proportion of floating interest rate exposure	16.40%	12.00%
Weighted average | Fixed interest rates | Interest Rate Risk
Risk Management Strategy Related to Hedge Accounting
Weighted average interest rate on total debt		5.60%	5.30%	5.30%